Investment Objectives and Goals - Park Edge Adaptive Risk ETF	Oct. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Park Edge Adaptive Risk ETF (the “Fund”) is capital appreciation.